Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2019
Summary Of Significant Accounting Policy [Line Items]
Deposits held		$ 101,100,000	$ 101,100,000	$ 118,400,000		$ 35,800,000
GS Acquisition Holdings Corp II [Member]
Summary Of Significant Accounting Policy [Line Items]
Federal depository insurance coverage		250,000	250,000		$ 250,000
Offering costs			375,000	$ 225,739	$ 613,245
Compensation Expense		0	0
Reclassification Of Permanent To Temporary Equity					3,133,926
Goldman Sachs Financial Square Treasury Investments Fund [Member] | GS Acquisition Holdings Corp II [Member]
Summary Of Significant Accounting Policy [Line Items]
Deposits held		750,085,956	750,085,956		$ 750,063,158
IPO [Member] | GS Acquisition Holdings Corp II [Member]
Summary Of Significant Accounting Policy [Line Items]
Class A common stock issued, Shares	75,000,000
Offering costs					988,245
Custodian Bank [Member] | GS Acquisition Holdings Corp II [Member]
Summary Of Significant Accounting Policy [Line Items]
Deposits held		$ 799,624	$ 799,624		$ 383,246
Common Class A [Member] | GS Acquisition Holdings Corp II [Member]
Summary Of Significant Accounting Policy [Line Items]
Class A common stock issued, Shares			75,000,000		75,000,000
Offering costs					$ 41,163,224
Proceeds from public offering					$ 41,250,000
Conversion of warrants to Class A common shares		27,250,000	27,250,000		27,250,000